Other Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Other Operating Income (Expense)

(CAD$ in millions)	2022	2021
Settlement pricing adjustments (Note 30(b))	$(371)	$442
Share-based compensation	(236)	(125)
Environmental costs and remeasurement of decommissioning and restoration provisions for closed operations	(128)	(108)
Care and maintenance costs	(59)	(65)
Social responsibility and donations	(65)	(27)
Loss on sale of assets	(13)	(14)
Commodity derivatives	35	(22)
Take-or-pay contract costs	(86)	(97)
Other	(179)	(64)
	$(1,102)	$(80)